John Hancock
Income Securities Trust
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 79.4% (47.2% of Total investments)				$109,283,861
(Cost $112,720,899)
U.S. Government 20.6%				28,402,838
U.S. Treasury
Bond (A)	3.375	11-15-48	1,210,000	1,063,429
Bond (A)	3.625	02-15-53	1,016,000	947,579
Bond (A)(B)	3.875	05-15-43	235,000	224,645
Bond (A)(B)	4.000	11-15-42	1,154,000	1,123,888
Note (A)	3.375	05-15-33	1,204,000	1,148,503
Note (A)	3.750	04-15-26	205,000	200,612
Note (A)	3.875	04-30-25	3,000,000	2,942,578
Note	4.125	07-31-28	10,939,000	10,919,344
Note (A)(B)	4.250	09-30-24	2,647,000	2,614,533
Note (A)(B)	4.250	10-15-25	3,300,000	3,262,102
Note (A)(B)	4.375	10-31-24	4,000,000	3,955,625
U.S. Government Agency 58.8%				80,881,023
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (A)	4.500	01-01-38	1,970,424	1,930,128
30 Yr Pass Thru	3.000	03-01-43	312,719	282,853
30 Yr Pass Thru (A)	3.000	10-01-49	805,695	715,678
30 Yr Pass Thru	3.000	12-01-49	54,418	48,304
30 Yr Pass Thru	3.000	12-01-49	1,107,265	979,404
30 Yr Pass Thru (A)	3.000	06-01-50	1,718,405	1,522,120
30 Yr Pass Thru	3.500	07-01-46	397,508	368,250
30 Yr Pass Thru	3.500	10-01-46	322,520	297,270
30 Yr Pass Thru	3.500	12-01-46	139,831	129,451
30 Yr Pass Thru	3.500	02-01-47	798,981	738,676
30 Yr Pass Thru	3.500	11-01-48	1,507,269	1,394,447
30 Yr Pass Thru	4.000	05-01-52	861,855	813,702
30 Yr Pass Thru (A)	4.500	07-01-52	240,562	231,563
30 Yr Pass Thru (A)	4.500	07-01-52	2,219,826	2,138,174
30 Yr Pass Thru	4.500	08-01-52	149,775	144,406
30 Yr Pass Thru (A)	4.500	08-01-52	729,069	703,163
30 Yr Pass Thru (A)	4.500	08-01-52	607,843	585,864
30 Yr Pass Thru (A)	4.500	09-01-52	373,178	358,985
30 Yr Pass Thru (A)	4.500	09-01-52	419,444	404,409
30 Yr Pass Thru	4.500	09-01-52	3,669,393	3,539,009
30 Yr Pass Thru	5.000	07-01-52	1,098,885	1,079,966
30 Yr Pass Thru (A)	5.000	07-01-52	1,096,241	1,077,624
30 Yr Pass Thru (A)	5.000	08-01-52	1,063,361	1,042,794
30 Yr Pass Thru (A)	5.000	10-01-52	834,415	819,788
30 Yr Pass Thru (A)	5.000	11-01-52	1,851,326	1,831,024
30 Yr Pass Thru	5.000	12-01-52	1,114,655	1,092,678
30 Yr Pass Thru (A)	5.000	02-01-53	420,350	411,405
30 Yr Pass Thru	5.000	02-01-53	1,543,505	1,513,555
30 Yr Pass Thru (A)	5.000	05-01-53	1,582,435	1,552,842
30 Yr Pass Thru	5.500	09-01-52	1,076,206	1,079,063
30 Yr Pass Thru (A)	5.500	11-01-52	2,133,079	2,138,076
30 Yr Pass Thru	5.500	11-01-52	2,198,542	2,198,196
30 Yr Pass Thru (C)	5.500	02-01-53	961,115	965,770
30 Yr Pass Thru (C)	5.500	02-01-53	964,251	963,798
30 Yr Pass Thru (A)	5.500	03-01-53	753,962	755,728
30 Yr Pass Thru (A)	5.500	04-01-53	895,925	896,120
30 Yr Pass Thru (A)	5.500	06-01-53	994,282	992,634
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (C)	5.500	06-01-53	1,000,000	$1,002,030
30 Yr Pass Thru	5.500	07-01-53	1,097,372	1,096,943
Federal National Mortgage Association
15 Yr Pass Thru	2.500	01-01-36	743,912	681,269
30 Yr Pass Thru	3.000	12-01-42	930,129	840,137
30 Yr Pass Thru	3.000	07-01-43	244,076	220,156
30 Yr Pass Thru	3.000	08-01-49	1,813,338	1,609,042
30 Yr Pass Thru	3.000	11-01-49	250,152	221,969
30 Yr Pass Thru	3.000	01-01-52	1,803,867	1,590,774
30 Yr Pass Thru	3.500	12-01-42	1,077,507	1,002,772
30 Yr Pass Thru	3.500	01-01-43	1,134,122	1,056,629
30 Yr Pass Thru	3.500	04-01-45	389,529	360,666
30 Yr Pass Thru	3.500	11-01-46	752,084	694,476
30 Yr Pass Thru	3.500	07-01-47	802,007	740,575
30 Yr Pass Thru	3.500	07-01-47	798,912	741,212
30 Yr Pass Thru	3.500	11-01-47	340,788	314,578
30 Yr Pass Thru	3.500	09-01-49	168,759	154,804
30 Yr Pass Thru	3.500	03-01-50	432,239	396,361
30 Yr Pass Thru	4.000	09-01-41	292,953	281,160
30 Yr Pass Thru	4.000	01-01-49	767,875	725,573
30 Yr Pass Thru	4.000	07-01-49	162,612	154,060
30 Yr Pass Thru	4.000	08-01-49	324,904	308,223
30 Yr Pass Thru	4.000	02-01-50	255,936	241,996
30 Yr Pass Thru	4.000	03-01-51	848,718	803,554
30 Yr Pass Thru	4.000	08-01-51	566,684	536,882
30 Yr Pass Thru	4.000	10-01-51	1,148,457	1,083,932
30 Yr Pass Thru	4.000	04-01-52	108,660	102,122
30 Yr Pass Thru	4.000	06-01-52	1,099,854	1,031,529
30 Yr Pass Thru	4.000	06-01-52	1,131,588	1,061,292
30 Yr Pass Thru	4.000	06-01-52	901,754	850,315
30 Yr Pass Thru	4.000	07-01-52	434,163	408,006
30 Yr Pass Thru	4.500	06-01-52	455,859	439,519
30 Yr Pass Thru	4.500	06-01-52	1,054,750	1,015,294
30 Yr Pass Thru	4.500	08-01-52	515,068	493,547
30 Yr Pass Thru	4.500	08-01-52	116,673	112,491
30 Yr Pass Thru	4.500	08-01-52	860,652	824,692
30 Yr Pass Thru	4.500	09-01-52	718,707	694,517
30 Yr Pass Thru	5.000	06-01-52	750,445	738,698
30 Yr Pass Thru	5.000	08-01-52	1,469,277	1,442,833
30 Yr Pass Thru	5.000	10-01-52	1,744,297	1,716,991
30 Yr Pass Thru	5.000	10-01-52	825,643	812,460
30 Yr Pass Thru	5.000	11-01-52	2,882,866	2,836,836
30 Yr Pass Thru	5.000	12-01-52	792,597	779,942
30 Yr Pass Thru	5.000	03-01-53	1,168,983	1,147,305
30 Yr Pass Thru	5.500	01-01-53	1,990,118	1,989,805
30 Yr Pass Thru (C)	5.500	02-01-53	979,217	984,265
30 Yr Pass Thru	5.500	03-01-53	762,318	764,104
30 Yr Pass Thru	5.500	04-01-53	1,818,875	1,812,904
30 Yr Pass Thru	5.500	05-01-53	1,077,749	1,076,569
30 Yr Pass Thru (C)	5.500	05-01-53	1,299,708	1,305,596
30 Yr Pass Thru	5.500	05-01-53	1,088,911	1,091,122

30 Yr Pass Thru	5.500	05-01-53	749,823	751,579
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.7% (0.4% of Total investments)				$920,838
(Cost $974,064)
Argentina 0.1%				93,184
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	288,000	93,184
Qatar 0.2%				306,374
State of Qatar Bond (D)	5.103	04-23-48	309,000	306,374
Saudi Arabia 0.4%				521,280
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	521,280

Corporate bonds 63.5% (37.8% of Total investments)				$87,380,726
(Cost $94,856,879)
Communication services 5.6%				7,720,711
Diversified telecommunication services 0.8%
C&W Senior Financing DAC (D)	6.875	09-15-27	208,000	188,806
Connect Finco SARL (A)(D)	6.750	10-01-26	371,000	355,685
GCI LLC (A)(D)	4.750	10-15-28	208,000	180,799
Telesat Canada (D)	5.625	12-06-26	93,000	55,800
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	216,000	123,914
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	333,000	227,666
Entertainment 1.9%
Netflix, Inc. (A)(D)	5.375	11-15-29	92,000	92,132
Netflix, Inc. (A)	5.875	11-15-28	400,000	412,094
The Walt Disney Company (A)	7.750	01-20-24	1,020,000	1,029,022
WarnerMedia Holdings, Inc. (A)	4.279	03-15-32	214,000	189,806
WarnerMedia Holdings, Inc. (A)	5.050	03-15-42	120,000	99,763
WarnerMedia Holdings, Inc. (A)	5.141	03-15-52	751,000	610,437
WMG Acquisition Corp. (A)(B)(D)	3.875	07-15-30	214,000	187,015
Interactive media and services 0.1%
Match Group Holdings II LLC (A)(D)	3.625	10-01-31	67,000	55,154
Meta Platforms, Inc. (A)	4.800	05-15-30	117,000	117,383
Media 1.8%
Charter Communications Operating LLC (A)	4.200	03-15-28	464,000	434,648
Charter Communications Operating LLC (A)	4.800	03-01-50	460,000	348,586
Charter Communications Operating LLC (A)	5.750	04-01-48	500,000	428,372
Charter Communications Operating LLC (A)	6.484	10-23-45	355,000	331,273
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	263,933
News Corp. (A)(D)	3.875	05-15-29	166,000	146,591
Sirius XM Radio, Inc. (A)(D)	4.000	07-15-28	179,000	155,745
Sirius XM Radio, Inc. (A)(D)	5.000	08-01-27	309,000	287,089
Stagwell Global LLC (A)(D)	5.625	08-15-29	104,000	88,490
Wireless telecommunication services 1.0%
T-Mobile USA, Inc. (A)	2.875	02-15-31	45,000	38,139
T-Mobile USA, Inc. (A)	3.875	04-15-30	664,000	610,044
T-Mobile USA, Inc. (A)	5.750	01-15-54	283,000	289,033
Vodafone Group PLC (A)	5.625	02-10-53	143,000	138,906
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)	7.000	04-04-79	228,000	234,386
Consumer discretionary 6.4%				8,816,820
Automobile components 0.1%
Dealer Tire LLC (D)	8.000	02-01-28	92,000	84,610
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 2.1%
Ford Motor Company (A)	3.250	02-12-32	134,000	$105,945
Ford Motor Credit Company LLC (A)	4.125	08-17-27	329,000	301,055
Ford Motor Credit Company LLC (A)	5.113	05-03-29	440,000	410,859
Ford Motor Credit Company LLC (A)(B)	6.800	05-12-28	753,000	759,919
General Motors Company (A)	5.400	10-15-29	314,000	309,359
General Motors Company (A)	5.400	04-01-48	162,000	141,058
General Motors Financial Company, Inc. (A)	3.600	06-21-30	762,000	665,704
Nissan Motor Acceptance Company LLC (A)(D)	1.850	09-16-26	300,000	261,336
Broadline retail 0.2%
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	04-01-29	89,000	82,677
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	03-15-30	77,000	69,539
Macy’s Retail Holdings LLC (A)(B)(D)	6.125	03-15-32	141,000	125,834
Distributors 0.1%
LKQ Corp. (A)(D)	5.750	06-15-28	83,000	82,547
Hotels, restaurants and leisure 2.7%
Affinity Interactive (A)(D)	6.875	12-15-27	123,000	108,816
Booking Holdings, Inc. (A)	4.625	04-13-30	270,000	264,685
Caesars Entertainment, Inc. (A)(D)	7.000	02-15-30	76,000	76,762
CCM Merger, Inc. (A)(D)	6.375	05-01-26	105,000	102,296
Choice Hotels International, Inc. (A)	3.700	12-01-29	182,000	161,513
Choice Hotels International, Inc. (A)	3.700	01-15-31	139,000	120,069
Expedia Group, Inc. (A)	2.950	03-15-31	158,000	133,214
Expedia Group, Inc. (A)	4.625	08-01-27	310,000	300,798
Full House Resorts, Inc. (A)(B)(D)	8.250	02-15-28	100,000	92,235
Hilton Grand Vacations Borrower Escrow LLC (A)(D)	4.875	07-01-31	146,000	124,804
Hilton Grand Vacations Borrower Escrow LLC (A)(D)	5.000	06-01-29	185,000	165,351
Hyatt Hotels Corp. (A)	5.750	04-23-30	144,000	145,681
Jacobs Entertainment, Inc. (A)(D)	6.750	02-15-29	77,000	70,134
Marriott International, Inc. (A)	4.625	06-15-30	300,000	286,749
MGM Resorts International (A)	4.750	10-15-28	332,000	306,499
Midwest Gaming Borrower LLC (A)(D)	4.875	05-01-29	210,000	186,522
Mohegan Tribal Gaming Authority (A)(D)	8.000	02-01-26	173,000	160,025
New Red Finance, Inc. (A)(D)	4.000	10-15-30	454,000	390,146
Resorts World Las Vegas LLC (A)(D)	4.625	04-16-29	200,000	165,737
Travel + Leisure Company (A)(D)	4.625	03-01-30	145,000	125,204
Wyndham Hotels & Resorts, Inc. (A)(D)	4.375	08-15-28	101,000	92,435
Yum! Brands, Inc. (A)(D)	4.750	01-15-30	183,000	170,686
Household durables 0.3%
Brookfield Residential Properties, Inc. (A)(D)	5.000	06-15-29	117,000	97,110
Century Communities, Inc. (A)(D)	3.875	08-15-29	157,000	136,541
KB Home (A)	4.000	06-15-31	178,000	154,985
KB Home (A)	7.250	07-15-30	46,000	46,949
Specialty retail 0.9%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	38,000	33,619
Asbury Automotive Group, Inc. (A)	4.750	03-01-30	134,000	118,343
AutoNation, Inc.	4.750	06-01-30	244,000	229,607
Group 1 Automotive, Inc. (A)(D)	4.000	08-15-28	107,000	94,753
Lithia Motors, Inc. (A)(B)(D)	3.875	06-01-29	80,000	68,891
Lithia Motors, Inc. (A)(D)	4.375	01-15-31	80,000	68,764
Lithia Motors, Inc. (A)(D)	4.625	12-15-27	40,000	37,028
The Michaels Companies, Inc. (A)(D)	5.250	05-01-28	253,000	215,060
The Michaels Companies, Inc. (A)(B)(D)	7.875	05-01-29	234,000	166,725
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Valvoline, Inc. (A)(D)	3.625	06-15-31	240,000	$197,642
Consumer staples 2.1%				2,877,056
Beverages 0.3%
Anheuser-Busch Companies LLC (A)	4.700	02-01-36	290,000	281,168
Anheuser-Busch Companies LLC (A)	4.900	02-01-46	127,000	120,364
Food products 1.7%
Coruripe Netherlands BV (D)	10.000	02-10-27	188,000	132,954
JBS USA LUX SA (A)(D)	3.625	01-15-32	207,000	171,448
JBS USA LUX SA (A)(D)	3.750	12-01-31	65,000	55,283
JBS USA LUX SA (A)(D)	5.125	02-01-28	128,000	124,246
JBS USA LUX SA (A)(D)	5.750	04-01-33	348,000	334,434
Kraft Heinz Foods Company (A)	4.375	06-01-46	534,000	452,602
Kraft Heinz Foods Company (A)	4.875	10-01-49	136,000	123,868
Kraft Heinz Foods Company (A)	5.000	06-04-42	139,000	130,070
MARB BondCo PLC (A)(B)(D)	3.950	01-29-31	264,000	195,518
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	277,490
Pilgrim’s Pride Corp. (A)	6.250	07-01-33	246,000	244,286
The Hershey Company (A)	4.500	05-04-33	86,000	85,184
Household products 0.1%
Edgewell Personal Care Company (A)(D)	4.125	04-01-29	87,000	76,104
Personal care products 0.0%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	72,037
Energy 8.4%				11,591,449
Energy equipment and services 0.2%
CSI Compressco LP (A)(D)	7.500	04-01-25	159,000	155,025
CSI Compressco LP (A)(D)	7.500	04-01-25	88,000	85,800
Oil, gas and consumable fuels 8.2%
Aker BP ASA (D)	3.100	07-15-31	298,000	247,143
Antero Midstream Partners LP (A)(D)	5.375	06-15-29	182,000	170,619
Antero Resources Corp. (A)(D)	5.375	03-01-30	69,000	64,314
Ascent Resources Utica Holdings LLC (A)(D)	5.875	06-30-29	235,000	212,133
Cheniere Energy Partners LP (A)	4.000	03-01-31	362,000	322,133
Cheniere Energy Partners LP (A)	4.500	10-01-29	403,000	374,665
CNX Resources Corp. (A)(D)	7.375	01-15-31	45,000	44,619
Continental Resources, Inc. (A)	4.900	06-01-44	162,000	128,370
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680%) (A)	5.500	07-15-77	340,000	307,165
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)	5.750	07-15-80	347,000	317,195
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%) (A)	6.250	03-01-78	306,000	283,204
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	71,593
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	120,587
Energy Transfer LP (A)	4.200	04-15-27	172,000	164,891
Energy Transfer LP (A)	5.150	03-15-45	345,000	297,770
Energy Transfer LP (A)	5.250	04-15-29	263,000	260,610
Energy Transfer LP (A)	5.400	10-01-47	250,000	221,103
Energy Transfer LP (A)	5.500	06-01-27	263,000	262,818
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (A)(E)	6.500	11-15-26	488,000	442,034
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)(E)	7.125	05-15-30	381,000	334,633
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%) (A)	5.250	08-16-77	580,000	514,703
EQM Midstream Partners LP (A)(D)	7.500	06-01-27	32,000	32,476
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQM Midstream Partners LP (A)(D)	7.500	06-01-30	18,000	$18,562
Hess Midstream Operations LP (A)(D)	4.250	02-15-30	59,000	51,773
Hess Midstream Operations LP (A)(D)	5.500	10-15-30	25,000	23,500
Kinder Morgan Energy Partners LP (A)	7.750	03-15-32	142,000	160,808
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	315,555
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	60,086
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	201,664	130,915
MPLX LP (A)	4.000	03-15-28	223,000	210,836
MPLX LP (A)	4.125	03-01-27	79,000	75,918
MPLX LP (A)	4.250	12-01-27	170,000	162,553
MPLX LP (A)	4.950	09-01-32	149,000	142,421
MPLX LP (A)	5.000	03-01-33	152,000	146,060
Occidental Petroleum Corp. (A)	6.450	09-15-36	229,000	240,416
Occidental Petroleum Corp. (A)	6.600	03-15-46	126,000	133,535
Occidental Petroleum Corp. (A)	6.625	09-01-30	308,000	323,021
Ovintiv, Inc. (A)	5.650	05-15-28	86,000	85,453
Ovintiv, Inc. (A)	6.250	07-15-33	86,000	86,834
Ovintiv, Inc. (A)	7.200	11-01-31	41,000	43,603
Parkland Corp. (A)(D)	4.500	10-01-29	133,000	117,369
Parkland Corp. (A)(D)	4.625	05-01-30	130,000	114,082
Petroleos Mexicanos	7.690	01-23-50	454,000	315,949
Petroleos Mexicanos	8.750	06-02-29	123,000	112,290
Sabine Pass Liquefaction LLC (A)	4.200	03-15-28	153,000	145,531
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	416,000	394,889
Sabine Pass Liquefaction LLC (A)	5.000	03-15-27	259,000	256,522
Sabine Pass Liquefaction LLC (A)	5.875	06-30-26	180,000	181,235
Southwestern Energy Company (A)	4.750	02-01-32	98,000	87,077
Sunoco LP (A)	4.500	05-15-29	72,000	64,649
Sunoco LP (A)	4.500	04-30-30	196,000	173,776
Targa Resources Corp. (A)	4.950	04-15-52	323,000	268,957
Targa Resources Partners LP (A)	4.000	01-15-32	267,000	234,095
The Williams Companies, Inc. (A)	4.650	08-15-32	213,000	203,166
Var Energi ASA (D)	7.500	01-15-28	200,000	206,598
Var Energi ASA (D)	8.000	11-15-32	401,000	432,033
Venture Global Calcasieu Pass LLC (A)(D)	3.875	08-15-29	72,000	62,345
Venture Global Calcasieu Pass LLC (A)(D)	4.125	08-15-31	119,000	100,940
Western Midstream Operating LP (A)	4.300	02-01-30	234,000	212,654
Western Midstream Operating LP (A)	6.150	04-01-33	59,000	59,840
Financials 17.7%				24,322,091
Banks 12.0%
Banco Santander SA	4.379	04-12-28	287,000	271,565
Bank of America Corp. (A)	3.248	10-21-27	310,000	290,864
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (A)	3.846	03-08-37	328,000	282,742
Bank of America Corp. (5.015% to 7-22-32, then SOFR + 2.160%) (A)	5.015	07-22-33	965,000	942,200
Bank of America Corp. (6.204% to 11-10-27, then SOFR + 1.990%) (A)	6.204	11-10-28	309,000	317,511
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (A)(E)	6.300	03-10-26	610,000	607,865
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (A)(E)	4.375	03-15-28	296,000	215,264
BPCE SA (A)(D)	4.500	03-15-25	235,000	226,686
Citigroup, Inc. (A)	3.200	10-21-26	449,000	420,966
Citigroup, Inc. (A)	4.600	03-09-26	509,000	496,648
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (A)(E)	4.700	01-30-25	356,000	316,092
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%) (A)	6.174	05-25-34	288,000	$292,556
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (A)(B)(E)	6.250	08-15-26	525,000	519,293
Citigroup, Inc. (6.270% to 11-17-32, then SOFR + 2.338%) (A)	6.270	11-17-33	150,000	159,257
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	379,717
Credit Agricole SA (A)(D)	3.250	01-14-30	486,000	420,285
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)(E)	7.875	01-23-24	200,000	199,024
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)(D)	6.466	01-09-26	265,000	266,122
Fifth Third Bancorp (3 month LIBOR + 3.033%) (A)(E)(F)	8.571	08-28-23	173,000	163,264
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (A)(E)	6.375	03-30-25	200,000	193,085
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (A)(E)	4.600	02-01-25	379,000	358,155
JPMorgan Chase & Co. (4.912% to 7-25-32, then SOFR + 2.080%) (A)	4.912	07-25-33	345,000	337,109
JPMorgan Chase & Co. (5.717% to 9-14-32, then SOFR + 2.580%) (A)	5.717	09-14-33	355,000	360,464
Lloyds Banking Group PLC (A)	4.450	05-08-25	449,000	437,535
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(E)	7.500	06-27-24	385,000	375,183
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(E)	5.125	11-01-26	141,000	118,496
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (A)	5.516	09-30-28	342,000	335,984
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(E)	6.000	12-29-25	393,000	367,789
Popular, Inc.	7.250	03-13-28	218,000	220,180
Santander Holdings USA, Inc. (A)	3.244	10-05-26	600,000	550,001
Santander Holdings USA, Inc. (A)	3.450	06-02-25	585,000	556,164
Santander Holdings USA, Inc. (A)	4.400	07-13-27	395,000	375,393
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(D)(E)	5.375	11-18-30	269,000	214,554
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (A)(D)	6.446	01-10-29	472,000	479,458
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(E)	3.400	09-15-26	438,000	339,450
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then SOFR + 1.841%) (A)	5.582	06-12-29	431,000	431,878
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(E)	6.250	03-15-30	216,000	197,515
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.040%) (A)(E)(F)	8.536	09-01-23	224,000	223,967
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (A)(B)(E)(F)	8.977	11-01-23	340,000	341,864
Truist Financial Corp. (5.867% to 6-8-33, then SOFR + 2.361%) (A)	5.867	06-08-34	256,000	258,280
U.S. Bancorp (5.836% to 6-10-33, then SOFR + 2.260%) (A)	5.836	06-12-34	287,000	291,011
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (A)	3.350	03-02-33	690,000	590,719
Wells Fargo & Company (4.808% to 7-25-27, then SOFR + 1.980%) (A)	4.808	07-25-28	621,000	605,561
Wells Fargo & Company (4.897% to 7-25-32, then SOFR + 2.100%) (A)	4.897	07-25-33	438,000	419,833
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(E)	5.875	06-15-25	755,000	738,013
Capital markets 3.4%
Ares Capital Corp. (A)	2.875	06-15-28	237,000	199,565
Ares Capital Corp. (A)	3.250	07-15-25	140,000	130,606
Ares Capital Corp. (A)	3.875	01-15-26	539,000	503,420
Blackstone Private Credit Fund (A)	2.700	01-15-25	207,000	194,903
Blackstone Private Credit Fund (A)	3.250	03-15-27	60,000	52,238
Blackstone Private Credit Fund (A)	4.000	01-15-29	291,000	250,240
Blackstone Private Credit Fund (A)	7.050	09-29-25	250,000	251,126
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) (A)	3.742	01-07-33	339,000	259,144
Deutsche Bank AG (6.720% to 1-18-28, then SOFR + 3.180%) (A)	6.720	01-18-29	205,000	208,745
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Financial Group, Inc. (A)	5.875	07-21-28	205,000	$204,489
Lazard Group LLC (A)	4.375	03-11-29	230,000	216,580
Macquarie Bank, Ltd. (A)(D)	3.624	06-03-30	246,000	207,330
Macquarie Bank, Ltd. (A)(D)	4.875	06-10-25	217,000	210,873
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%) (A)	4.431	01-23-30	58,000	55,362
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%) (A)	5.164	04-20-29	343,000	339,387
Morgan Stanley (5.449% to 7-20-28, then SOFR + 1.630%) (A)	5.449	07-20-29	280,000	280,590
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (A)	5.948	01-19-38	531,000	528,230
MSCI, Inc. (A)(D)	3.625	11-01-31	305,000	261,982
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%) (A)	5.643	05-19-29	290,000	292,537
Consumer finance 0.5%
Ally Financial, Inc. (6.992% to 6-13-28, then SOFR + 3.260%) (A)	6.992	06-13-29	227,000	228,682
Ally Financial, Inc. (A)(B)	7.100	11-15-27	170,000	172,978
Enova International, Inc. (A)(B)(D)	8.500	09-15-25	135,000	132,989
OneMain Finance Corp. (A)	6.875	03-15-25	75,000	74,751
OneMain Finance Corp. (A)	9.000	01-15-29	96,000	97,546
Financial services 0.3%
Block, Inc.	3.500	06-01-31	96,000	80,407
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%) (A)	6.875	12-15-52	112,000	109,296
Nationstar Mortgage Holdings, Inc. (A)(D)	5.125	12-15-30	71,000	59,832
Nationstar Mortgage Holdings, Inc. (A)(D)	5.500	08-15-28	147,000	133,138
Nationstar Mortgage Holdings, Inc. (A)(D)	6.000	01-15-27	75,000	71,672
Insurance 1.5%
Athene Holding, Ltd. (A)	3.500	01-15-31	162,000	135,063
CNA Financial Corp. (A)	3.900	05-01-29	150,000	138,767
CNO Financial Group, Inc. (A)	5.250	05-30-25	117,000	114,837
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	368,756
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)(D)	4.125	12-15-51	203,000	162,215
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)	6.400	12-15-36	355,000	354,947
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	165,000	135,434
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (A)	5.125	03-01-52	32,000	29,150
SBL Holdings, Inc. (A)(D)	5.000	02-18-31	275,000	215,392
Teachers Insurance & Annuity Association of America (A)(D)	4.270	05-15-47	430,000	353,330
Health care 2.3%				3,135,207
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)(D)	7.875	10-15-27	104,000	104,000
Health care providers and services 1.9%
AdaptHealth LLC (A)(D)	5.125	03-01-30	132,000	109,220
AmerisourceBergen Corp. (A)	2.800	05-15-30	257,000	223,115
Centene Corp. (A)	3.000	10-15-30	236,000	197,456
Centene Corp. (A)	3.375	02-15-30	138,000	118,736
Centene Corp. (A)	4.250	12-15-27	70,000	65,936
CVS Health Corp. (A)	3.750	04-01-30	91,000	83,179
CVS Health Corp. (A)	5.050	03-25-48	260,000	237,150
CVS Health Corp. (A)	5.250	01-30-31	56,000	56,004
CVS Health Corp. (A)	5.300	06-01-33	154,000	153,828
DaVita, Inc. (A)(D)	3.750	02-15-31	292,000	233,494
DaVita, Inc. (A)(D)	4.625	06-01-30	285,000	243,191
Encompass Health Corp. (A)	4.625	04-01-31	77,000	68,423
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc. (A)	5.250	06-15-26	550,000	$545,040
Universal Health Services, Inc. (A)	2.650	10-15-30	275,000	224,045
Pharmaceuticals 0.3%
Organon & Company (A)(D)	5.125	04-30-31	138,000	116,981
Viatris, Inc. (A)	2.700	06-22-30	224,000	183,048
Viatris, Inc. (A)	4.000	06-22-50	255,000	172,361
Industrials 9.0%				12,433,729
Aerospace and defense 1.0%
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	190,000	176,385
The Boeing Company (A)	3.200	03-01-29	164,000	148,452
The Boeing Company (A)	5.040	05-01-27	480,000	476,075
The Boeing Company (A)	5.150	05-01-30	651,000	645,477
Building products 0.5%
Builders FirstSource, Inc. (A)(D)	4.250	02-01-32	225,000	195,238
Builders FirstSource, Inc. (A)(D)	5.000	03-01-30	34,000	31,786
Builders FirstSource, Inc. (A)(D)	6.375	06-15-32	135,000	134,306
Owens Corning (A)	3.950	08-15-29	282,000	263,999
Commercial services and supplies 0.3%
APX Group, Inc. (A)(D)	5.750	07-15-29	201,000	174,491
Prime Security Services Borrower LLC (A)(D)	3.375	08-31-27	47,000	41,489
Prime Security Services Borrower LLC (A)(D)	6.250	01-15-28	163,000	153,453
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (A)(D)	5.625	06-01-29	200,000	168,405
MasTec, Inc. (A)(D)	4.500	08-15-28	147,000	136,474
Electrical equipment 0.4%
Emerald Debt Merger Sub LLC (A)(D)	6.625	12-15-30	223,000	221,606
Regal Rexnord Corp. (A)(D)	6.050	02-15-26	181,000	180,942
Regal Rexnord Corp. (A)(D)	6.400	04-15-33	155,000	154,588
Ground transportation 0.2%
Uber Technologies, Inc. (A)(B)(D)	4.500	08-15-29	320,000	295,766
Machinery 0.1%
Flowserve Corp. (A)	3.500	10-01-30	184,000	158,237
Passenger airlines 4.3%
Air Canada 2013-1 Class A Pass Through Trust (A)(D)	4.125	05-15-25	150,399	141,751
Air Canada 2017-1 Class B Pass Through Trust (A)(D)	3.700	01-15-26	163,386	152,037
Air Canada 2020-1 Class C Pass Through Trust (D)	10.500	07-15-26	136,000	147,393
Alaska Airlines 2020-1 Class B Pass Through Trust (A)(D)	8.000	08-15-25	113,105	113,666
American Airlines 2015-1 Class A Pass Through Trust (A)	3.375	05-01-27	620,312	556,848
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	01-15-28	275,410	248,558
American Airlines 2016-1 Class AA Pass Through Trust (A)	3.575	01-15-28	68,023	62,326
American Airlines 2016-3 Class A Pass Through Trust (A)	3.250	10-15-28	33,445	28,622
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	138,450	120,452
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	213,000	195,428
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	174,324	149,533
American Airlines 2019-1 Class A Pass Through Trust (A)	3.500	02-15-32	267,931	217,085
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	216,857	188,666
American Airlines 2019-1 Class B Pass Through Trust (A)	3.850	02-15-28	90,751	78,692
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	146,688	121,373
American Airlines 2021-1 Class B Pass Through Trust (A)	3.950	07-11-30	252,070	218,041
British Airways 2018-1 Class A Pass Through Trust (A)(D)	4.125	09-20-31	100,667	88,587
British Airways 2020-1 Class A Pass Through Trust (A)(D)	4.250	11-15-32	89,737	81,660
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class B Pass Through Trust (A)(D)	8.375	11-15-28	62,317	$62,317
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	250,000	237,486
Delta Air Lines, Inc. (A)(D)	4.750	10-20-28	332,848	322,148
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	228,045	193,679
United Airlines 2014-2 Class A Pass Through Trust (A)	3.750	09-03-26	308,293	288,543
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	280,880	250,770
United Airlines 2016-1 Class B Pass Through Trust (A)	3.650	01-07-26	244,368	222,457
United Airlines 2018-1 Class B Pass Through Trust (A)	4.600	03-01-26	109,411	102,873
United Airlines 2019-1 Class A Pass Through Trust (A)	4.550	08-25-31	219,304	192,987
United Airlines 2020-1 Class A Pass Through Trust (A)	5.875	10-15-27	487,543	482,843
United Airlines 2020-1 Class B Pass Through Trust (A)	4.875	01-15-26	146,756	141,435
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	275,000	278,157
United Airlines, Inc. (A)(D)	4.375	04-15-26	23,000	21,777
United Airlines, Inc. (A)(D)	4.625	04-15-29	53,000	47,947
US Airways 2012-2 Class A Pass Through Trust (A)	4.625	06-03-25	110,525	103,341
Professional services 0.4%
Concentrix Corp. (C)	6.600	08-02-28	266,000	262,995
CoStar Group, Inc. (A)(D)	2.800	07-15-30	412,000	344,323
Trading companies and distributors 1.6%
AerCap Ireland Capital DAC (A)(B)	3.000	10-29-28	465,000	405,703
AerCap Ireland Capital DAC	3.875	01-23-28	1,137,000	1,053,976
Air Lease Corp. (A)	2.875	01-15-26	171,000	159,943
Air Lease Corp. (A)	3.625	12-01-27	164,000	151,994
Air Lease Corp. (A)	5.850	12-15-27	135,000	136,099
Beacon Roofing Supply, Inc. (A)(D)	4.125	05-15-29	151,000	133,386
Beacon Roofing Supply, Inc. (A)(D)	6.500	08-01-30	33,000	33,083
United Rentals North America, Inc. (A)	3.875	11-15-27	146,000	135,580
Information technology 3.8%				5,158,462
Communications equipment 0.1%
Motorola Solutions, Inc. (A)	4.600	05-23-29	114,000	110,795
IT services 0.4%
Gartner, Inc. (A)(D)	4.500	07-01-28	287,000	268,299
Sabre GLBL, Inc. (A)(D)	7.375	09-01-25	161,000	145,303
VeriSign, Inc. (A)	2.700	06-15-31	157,000	130,469
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc. (A)(D)	3.419	04-15-33	408,000	341,247
Broadcom, Inc. (A)	4.750	04-15-29	976,000	944,735
Broadcom, Inc. (A)(D)	4.926	05-15-37	174,000	158,102
Foundry JV Holdco LLC (A)(D)	5.875	01-25-34	239,000	236,605
Micron Technology, Inc. (A)	2.703	04-15-32	187,000	148,336
Micron Technology, Inc. (A)	4.185	02-15-27	467,000	448,392
Micron Technology, Inc. (A)	5.327	02-06-29	523,000	517,047
Micron Technology, Inc. (A)	6.750	11-01-29	174,000	182,840
NXP BV	3.875	06-18-26	372,000	356,809
Qorvo, Inc. (A)(D)	3.375	04-01-31	187,000	154,520
Software 0.2%
Autodesk, Inc. (A)	2.850	01-15-30	133,000	116,419
Consensus Cloud Solutions, Inc. (A)(D)	6.500	10-15-28	119,000	102,935
Technology hardware, storage and peripherals 0.6%
CDW LLC (A)	3.250	02-15-29	115,000	100,302
Dell International LLC (A)	4.900	10-01-26	480,000	474,882
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC (A)	5.300	10-01-29	221,000	$220,425
Materials 2.6%				3,638,544
Chemicals 0.2%
Braskem Netherlands Finance BV (D)	5.875	01-31-50	269,000	214,167
Sasol Financing USA LLC	5.500	03-18-31	158,000	130,209
Construction materials 0.5%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	219,944
Cemex SAB de CV (D)	5.200	09-17-30	256,000	241,929
Standard Industries, Inc. (A)(D)	3.375	01-15-31	109,000	88,023
Standard Industries, Inc. (A)(D)	4.375	07-15-30	122,000	105,906
Standard Industries, Inc. (A)(D)	5.000	02-15-27	54,000	51,717
Containers and packaging 0.6%
Graphic Packaging International LLC (A)(D)	3.500	03-01-29	165,000	143,714
Mauser Packaging Solutions Holding Company (A)(D)	7.875	08-15-26	116,000	115,687
Owens-Brockway Glass Container, Inc. (A)(D)	6.625	05-13-27	97,000	96,450
Owens-Brockway Glass Container, Inc. (A)(D)	7.250	05-15-31	76,000	77,233
Pactiv Evergreen Group Issuer LLC (A)(D)	4.375	10-15-28	133,000	117,571
Pactiv Evergreen Group Issuer, Inc. (D)	4.000	10-15-27	275,000	247,662
Metals and mining 1.3%
Anglo American Capital PLC (D)	4.750	04-10-27	200,000	194,714
Arsenal AIC Parent LLC (D)	8.000	10-01-30	92,000	93,840
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	280,000	275,302
Freeport-McMoRan, Inc. (A)	4.250	03-01-30	278,000	256,377
Freeport-McMoRan, Inc. (A)	5.400	11-14-34	196,000	190,617
Freeport-McMoRan, Inc. (A)	5.450	03-15-43	323,000	300,749
Hudbay Minerals, Inc. (A)(D)	4.500	04-01-26	52,000	49,311
Newmont Corp. (A)	2.800	10-01-29	117,000	101,214
Novelis Corp. (A)(D)	4.750	01-30-30	327,000	293,894
Volcan Cia Minera SAA (D)	4.375	02-11-26	45,000	32,314
Real estate 2.5%				3,488,805
Hotel and resort REITs 0.4%
Host Hotels & Resorts LP (A)	3.375	12-15-29	311,000	267,728
Host Hotels & Resorts LP (A)	3.500	09-15-30	182,000	154,609
RHP Hotel Properties LP (A)(D)	4.500	02-15-29	51,000	45,454
XHR LP (A)(D)	4.875	06-01-29	190,000	165,281
Residential REITs 0.1%
American Homes 4 Rent LP (A)	4.250	02-15-28	154,000	146,228
Specialized REITs 2.0%
American Tower Corp. (A)	3.550	07-15-27	215,000	200,138
American Tower Corp. (A)	3.800	08-15-29	671,000	614,736
American Tower Trust I (D)	5.490	03-15-28	300,000	300,281
Crown Castle, Inc. (A)	3.800	02-15-28	175,000	163,532
Extra Space Storage LP (A)	5.700	04-01-28	53,000	53,295
GLP Capital LP (A)	3.250	01-15-32	119,000	97,152
GLP Capital LP (A)	4.000	01-15-30	121,000	105,522
GLP Capital LP (A)	5.375	04-15-26	231,000	226,694
Iron Mountain Information Management Services, Inc. (A)(D)	5.000	07-15-32	54,000	46,731
Iron Mountain, Inc. (A)(D)	4.875	09-15-29	113,000	101,928
Iron Mountain, Inc. (A)(D)	5.250	07-15-30	130,000	117,520
SBA Tower Trust (D)	6.599	01-15-28	96,000	97,378
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)(D)	3.875	02-15-29	151,000	$133,865
VICI Properties LP (A)(D)	4.125	08-15-30	155,000	137,445
VICI Properties LP (A)(D)	4.625	12-01-29	279,000	254,945
VICI Properties LP (A)	5.125	05-15-32	62,000	58,343
Utilities 3.1%				4,197,852
Electric utilities 2.1%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	233,125	226,131
Duke Energy Corp. (A)	2.450	06-01-30	87,000	73,135
FirstEnergy Corp. (A)	2.650	03-01-30	165,000	139,054
FirstEnergy Corp. (A)	3.400	03-01-50	69,000	47,141
Georgia Power Company (A)	4.950	05-17-33	144,000	141,882
Instituto Costarricense de Electricidad (A)(B)(D)	6.375	05-15-43	215,000	181,718
NextEra Energy Capital Holdings, Inc. (A)	5.000	07-15-32	90,000	88,303
NRG Energy, Inc. (A)(D)	3.375	02-15-29	47,000	38,802
NRG Energy, Inc. (A)(D)	3.625	02-15-31	132,000	103,590
NRG Energy, Inc. (A)(D)	3.875	02-15-32	291,000	225,187
NRG Energy, Inc. (A)(D)	4.450	06-15-29	194,000	172,529
NRG Energy, Inc. (A)	5.750	01-15-28	250,000	238,091
NRG Energy, Inc. (A)(D)	7.000	03-15-33	240,000	239,446
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(D)(E)	10.250	03-15-28	189,000	183,159
Vistra Operations Company LLC (A)(D)	3.700	01-30-27	486,000	449,156
Vistra Operations Company LLC (A)(D)	4.300	07-15-29	441,000	393,214
Gas utilities 0.1%
AmeriGas Partners LP (A)	5.500	05-20-25	123,000	119,360
Independent power and renewable electricity producers 0.4%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	230,914	200,426
NextEra Energy Operating Partners LP (A)(D)	3.875	10-15-26	193,000	179,445
NextEra Energy Operating Partners LP (A)(D)	4.500	09-15-27	110,000	103,037
Multi-utilities 0.5%
Dominion Energy, Inc. (A)	3.375	04-01-30	169,000	150,758
NiSource, Inc. (A)	1.700	02-15-31	87,000	68,036
NiSource, Inc. (A)	3.600	05-01-30	174,000	157,198
NiSource, Inc. (A)	5.250	03-30-28	55,000	55,107

Sempra (A)(B)	5.500	08-01-33	224,000	223,947
Municipal bonds 0.2% (0.1% of Total investments)				$294,071
(Cost $364,028)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	128,358
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,000	859

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	187,000	164,854
Collateralized mortgage obligations 8.0% (4.8% of Total investments)				$11,005,078
(Cost $14,944,714)
Commercial and residential 6.4%				8,851,628
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(G)	3.719	11-05-32	175,000	57,032
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	231,703
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	143,953
BBCMS Trust
Series 2015-SRCH, Class D (D)(G)	4.957	08-10-35	295,000	213,431
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	122,083	117,662
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C (1 month CME Term SOFR + 1.214%) (D)(F)	6.436	09-15-36	19,000	$18,167
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	221,000	211,739
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (D)(G)	5.820	06-10-28	163,000	161,340
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.225	10-15-45	206,735	2
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	3,796,671	64,867
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.394	08-10-30	340,000	264,355
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	195,489
Ellington Financial Mortgage Trust
Series 2023-1, Class A1 (D)	5.732	02-25-68	479,924	472,957
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(G)	2.500	02-01-51	348,473	279,609
GCAT Trust
Series 2023-NQM2, Class A1 (D)	5.837	11-25-67	458,792	453,961
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(G)	3.982	02-10-37	240,000	198,579
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	176,840
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,389,688	24,947
Series 2007-4, Class ES IO	0.350	07-19-47	2,486,982	32,688
Series 2007-6, Class ES IO (D)	0.343	08-19-37	2,560,451	31,655
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (D)	5.941	02-25-68	464,435	459,147
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	175,945
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(G)	3.790	11-15-32	100,000	61,355
Series 2018-ALXA, Class C (D)(G)	4.316	01-15-43	175,000	137,789
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (D)	5.000	06-25-62	550,375	533,167
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	108,282	96,397
OBX Trust
Series 2020-EXP2, Class A3 (D)(G)	2.500	05-25-60	82,598	69,235
Series 2022-NQM7, Class A1 (D)	5.110	08-25-62	524,113	511,365
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	153,188
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	199,792
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(G)	2.447	12-25-66	245,879	207,677
Series 2022-4, Class A1 (D)	5.192	05-25-67	443,663	433,480
Towd Point Mortgage Trust
Series 2018-4, Class A1 (D)(G)	3.000	06-25-58	183,185	167,201
Series 2018-5, Class A1A (D)(G)	3.250	07-25-58	28,165	26,881
Series 2019-1, Class A1 (D)(G)	3.750	03-25-58	130,765	122,306
Series 2019-4, Class A1 (D)(G)	2.900	10-25-59	144,314	132,779
Series 2020-4, Class A1 (D)	1.750	10-25-60	178,991	155,546
Verus Securitization Trust
Series 2023-INV1, Class A1 (D)	5.999	02-25-68	1,873,623	1,857,402
U.S. Government Agency 1.6%				2,153,450
Government National Mortgage Association
Series 2012-114, Class IO	0.620	01-16-53	445,669	6,802
Series 2016-174, Class IO	0.892	11-16-56	653,733	25,636
Series 2017-109, Class IO	0.230	04-16-57	762,681	12,887
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.619	01-16-59	740,500	$21,889
Series 2017-135, Class IO	0.719	10-16-58	1,184,478	45,986
Series 2017-140, Class IO	0.486	02-16-59	576,987	18,331
Series 2017-20, Class IO	0.529	12-16-58	1,297,903	31,252
Series 2017-22, Class IO	0.757	12-16-57	363,498	12,649
Series 2017-46, Class IO	0.698	11-16-57	999,622	34,360
Series 2017-61, Class IO	0.745	05-16-59	628,262	22,208
Series 2017-74, Class IO	0.443	09-16-58	1,145,040	24,818
Series 2018-114, Class IO	0.710	04-16-60	813,270	31,887
Series 2018-158, Class IO	0.774	05-16-61	1,243,321	59,472
Series 2018-35, Class IO	0.530	03-16-60	1,632,645	58,412
Series 2018-43, Class IO	0.437	05-16-60	2,051,431	64,920
Series 2018-69, Class IO	0.612	04-16-60	672,858	29,471
Series 2018-9, Class IO	0.443	01-16-60	1,198,477	34,909
Series 2019-131, Class IO	0.802	07-16-61	924,748	48,801
Series 2020-100, Class IO	0.783	05-16-62	1,083,399	61,268
Series 2020-108, Class IO	0.847	06-16-62	1,216,800	69,448
Series 2020-114, Class IO	0.800	09-16-62	2,591,648	153,893
Series 2020-118, Class IO	0.882	06-16-62	1,885,768	112,286
Series 2020-119, Class IO	0.602	08-16-62	1,070,863	51,396
Series 2020-120, Class IO	0.761	05-16-62	594,471	33,379
Series 2020-137, Class IO	0.795	09-16-62	2,985,838	162,517
Series 2020-150, Class IO	0.962	12-16-62	1,664,569	113,786
Series 2020-170, Class IO	0.833	11-16-62	2,229,449	136,784
Series 2021-203, Class IO	0.869	07-16-63	1,782,824	114,292
Series 2021-3, Class IO	0.868	09-16-62	2,864,201	178,118
Series 2021-40, Class IO	0.824	02-16-63	701,899	43,231
Series 2022-150, Class IO	0.823	06-16-64	256,483	16,440
Series 2022-17, Class IO	0.802	06-16-64	1,505,647	96,499
Series 2022-181, Class IO	0.715	07-16-64	790,802	54,220
Series 2022-21, Class IO	0.783	10-16-63	659,194	41,098

Series 2022-53, Class IO	0.712	06-16-64	2,509,659	130,105
Asset backed securities 10.8% (6.4% of Total investments)				$14,933,100
(Cost $16,622,271)
Asset backed securities 10.8%				14,933,100
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	102,886	95,827
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	535,000	469,574
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	06-15-31	500,000	497,333
Applebee’s Funding LLC
Series 2023-1A, Class A2 (D)	7.824	03-05-53	146,000	144,333
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	97,158	85,972
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	378,300	333,997
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (D)	5.250	04-20-29	580,000	565,586
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	273,384
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	365,178	328,903
Series 2021-1A, Class A1 (D)	1.530	03-15-61	363,785	316,774
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	368,420	320,515
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	330,992	$282,664
Series 2022-1A, Class A (D)	2.720	01-18-47	209,152	178,187
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,003	14,723
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	291,000	261,805
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	161,075	147,895
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	69,705
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	505,575	465,549
Series 2021-1A, Class A2I (D)	2.662	04-25-51	260,993	220,600
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	273,000	233,902
Series 2021-1A, Class A2 (D)	2.791	10-20-51	329,138	270,545
FirstKey Homes Trust
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	228,335
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	500,000	498,164
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	285,330
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	280,665
Series 2021-1A, Class A2 (D)	2.773	04-20-29	268,000	247,523
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	240,000	220,005
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	45,373	43,717
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	95,795	85,929
Series 2022-1A, Class A2I (D)	3.445	02-26-52	296,400	264,096
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	501,424
Series 2023-1, Class A4	4.310	04-16-29	290,000	283,252
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (D)	6.560	04-20-53	170,000	164,931
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	885,975	848,871
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	73,051	71,173
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	113,655	104,350
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	465,290	388,110
Series 2022-1A, Class A2 (D)	3.695	01-30-52	209,805	172,032
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	395,251
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	115,598
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	55,892	49,658
Progress Residential Trust
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	143,016
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	347,520	324,854
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	204,946	191,567
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	173,232	153,757
Series 2021-A, Class APT2 (D)	1.070	01-15-53	131,776	112,782
Sonic Capital LLC
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-1A, Class A2I (D)	3.845	01-20-50	307,754	$279,381
Series 2021-1A, Class A2I (D)	2.190	08-20-51	234,618	189,276
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	172,675	145,049
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	498,410	428,850
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	196,919	164,049
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	488,144	421,226
Series 2021-1A, Class A (D)	1.860	03-20-46	270,162	228,044
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	366,000	329,571
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	201,272
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	322,449	280,667
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	290,080	238,609
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	100,587	84,885
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	229,320	190,058

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$204,729
(Cost $500,737)
Energy 0.0%		20,041
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (H)	743	20,041
Utilities 0.2%		184,688
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	6,250	184,688

Preferred securities 0.2% (0.1% of Total investments)		$316,188
(Cost $394,505)
Communication services 0.1%		89,822
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	89,822
Financials 0.1%		226,366
Banks 0.1%
Wells Fargo & Company, 7.500%	192	226,366

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$626
(Cost $0)
LSC Communications, Inc. (D)(H)(I)	321,000	626

	Yield (%)	Shares	Value
Short-term investments 5.2% (3.1% of Total investments)			$7,109,365
(Cost $7,109,660)
Short-term funds 5.2%			7,109,365
John Hancock Collateral Trust (J)	5.2927(K)	711,292	7,109,365

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

Total investments (Cost $248,487,757) 168.2%	$231,448,582
Other assets and liabilities, net (68.2%)	(93,820,996)
Total net assets 100.0%	$137,627,586

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-23 was $113,257,608. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $14,313,074.
(B)	All or a portion of this security is on loan as of 7-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,781,014 or 35.4% of the fund’s net assets as of 7-31-23.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 7-31-23.
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$165,794	$165,794
								—	$165,794	$165,794

(a)	At 7-31-23, the overnight SOFR was 5.310%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$109,283,861	—	$109,283,861	—
Foreign government obligations	920,838	—	920,838	—
Corporate bonds	87,380,726	—	87,380,726	—
Municipal bonds	294,071	—	294,071	—
Collateralized mortgage obligations	11,005,078	—	11,005,078	—
Asset backed securities	14,933,100	—	14,933,100	—
Common stocks	204,729	$184,688	20,041	—
Preferred securities	316,188	316,188	—	—
Escrow certificates	626	—	—	$626
Short-term investments	7,109,365	7,109,365	—	—
Total investments in securities	$231,448,582	$7,610,241	$223,837,715	$626
Derivatives:
Assets
Swap contracts	$165,794	—	$165,794	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	711,292	$2,564,993	$106,137,890	$(101,597,422)	$4,169	$(265)	$155,576	—	$7,109,365
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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